The Royce Fund

Supplement to the Investment, Service, and Institutional Class Shares Prospectus Dated May 1, 2019

The following paragraph is hereby inserted under the “2018 Actual Net Fees” table under the heading “Management of the Funds−Investment Advisory Services Provided by Royce.”

In rendering investment advisory services to one Fund, Royce uses the portfolio management, research, and other resources of a foreign (non-U.S.) affiliate that is not registered under the Investment Advisers Act of 1940, as amended, and may provide services to that Fund through a “participating affiliate” arrangement, as that term is used in relief granted by the staff of the Securities and Exchange Commission allowing a U.S. registered investment adviser to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of such registered investment adviser.

November 7, 2019

ISIMOU-110719

The Royce Fund

Supplement to the Consultant and R Class Shares Prospectus Dated May 1, 2019

The following paragraph is hereby inserted under the “2018 Actual Net Fees” table under the heading “Management of the Funds−Investment Advisory Services Provided by Royce.”

In rendering investment advisory services to one Fund, Royce uses the portfolio management, research, and other resources of a foreign (non-U.S.) affiliate that is not registered under the Investment Advisers Act of 1940, as amended, and may provide services to that Fund through a “participating affiliate” arrangement, as that term is used in relief granted by the staff of the Securities and Exchange Commission allowing a U.S. registered investment adviser to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of such registered investment adviser.

November 7, 2019

CRMOU-110719

The Royce Fund

Supplement to the Statement of Additional Information Dated May 1, 2019

The following stand-alone paragraph is hereby inserted immediately after the first full paragraph on page 48 of the Statement of Additional Information, dated May 1, 2019.

In rendering investment advisory services to one Fund, Royce uses the portfolio management, research and other resources of Legg Mason Investments (Europe) Limited (“LMIE”), a foreign (non-U.S.) affiliate of Royce that is not registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). One or more LMIE employees may provide services to the relevant Fund through a “participating affiliate” arrangement, as that term is used in relief granted by the staff of the Commission allowing a U.S. registered investment adviser to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of such registered investment adviser. Under the participating affiliate arrangement, LMIE is considered a Participating Affiliate of Royce, certain employees of LMIE are considered “associated persons” of Royce (as that term is defined in the Advisers Act), and investment professionals from LMIE may render portfolio management, research and other services to the relevant Fund, subject to the supervision of Royce.

November 7, 2019

SAIMOU-110719